ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ACCOUNTS RECEIVABLE
Accounts receivable		¥ 288,389	¥ 241,079
Less: Allowance for doubtful accounts		(21,952)	(11,014)	¥ (5,384)	¥ (6,144)
Accounts receivable, net	$ 38,271	¥ 266,437	¥ 230,065